Deferred compensation plans - Activity relating to SAR Plan A awards (Detail) - SAR Plan A [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Outstanding
Outstanding (number of shares), Beginning	14,991,100
Outstanding (number of shares), Granted	2,561,000
Outstanding (number of shares), Exercised	(975,400)
Outstanding (number of shares), Forfeited	(55,200)
Outstanding (number of shares), Expired	(2,050,500)
Outstanding (number of shares), Ending	14,471,000	14,991,100
Outstanding (number of shares), Exercisable, Ending	9,340,600
Weighted-average exercise price
Weighted-average exercise price, Beginning	¥ 640
Weighted-average exercise price, Granted	593
Weighted-average exercise price, Exercised	370
Weighted-average exercise price, Forfeited	707
Weighted-average exercise price, Expired	728
Weighted-average exercise price, Ending	634	¥ 640
Weighted-average exercise price, Exercisable, Ending	¥ 599
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	4 years 2 months	3 years 7 months
Weighted-average remaining life until expiry (years), Exercisable	3 years 1 month